Goodwill and other intangibles	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill and other intangibles	17. Goodwill and other intangibles

Significant accounting judgements and estimates
Goodwill is tested for impairment on an annual basis and whenever impairment indicators are identified. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates (see note 10).
An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the depleting nature of the mine.
Accounting policy
Goodwill is stated at cost less accumulated impairment losses. Goodwill is not amortised. In accordance with the requirements of IAS 36
Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to a present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold. Other intangible assets, including customer relationships, software, patents and trademarks that are acquired by the Group and have finite useful lives, are measured at cost less accumulated amortisation and any accumulated impairment losses.
Amortisation on intangible assets is calculated on a straight-line method over the estimated useful lives, and is generally recognised in profit or loss. The estimated useful lives for intangible assets are as follows:
•Vendor relationships - 5 - 10 years
•Brand: 5 years
•Software: 3 years

Figures in million – SA rand	Notes	2025	Revised 2024	2023
Goodwill
Balance at beginning of the year		878	499	8,241
Goodwill on acquisition of subsidiaries	16.1	9	379	—
Impairment	10	—	—	(8,435)
Foreign currency translation		(44)	—	693
Carrying value at end of the year[1]		843	878	499
Other intangibles
Cost
Balance at beginning of the year		1,496	98	86
Intangible assets acquired on acquisition of subsidiaries	16.1	162	1,397	—
Additions		1	4	—
Foreign currency translation		(174)	(3)	12
Balance at end of the year		1,485	1,496	98

Accumulated amortisation and impairment
Balance at beginning of the year		220	95	5
Impairment	10	—	—	86
Foreign currency translation		(27)	(1)	—
Charge for the year		161	126	4
Balance at end of the year		355	220	95
Carrying value at end of the year[2]		1,130	1,276	3
Total goodwill and other intangibles		1,973	2,154	502
1The goodwill arose on the acquisition of the below subsidiaries:
•SFA (Oxford), amounting to R123 million allocated to the Stillwater (R60 million), Rustenburg (R44 million) and Kroondal (R18 million) CGUs, where it is tested for impairment. During 2023, the R60 million goodwill allocated to Stillwater was impaired (see note 10). The remaining carrying value of goodwill related to the SFA (Oxford)
acquisition amounts to R63 million at 31 December 2023
•Qinisele Resources, amounting to R54 million and fully impaired by 31 December 2020
•Cooke, amounting to R737 million which was fully impaired by 31 December 2020
•Aquarius Platinum (South Africa) Proprietary Limited (Aquarius), amounting to R401 million allocated to the Kroondal (R134 million) and the Rustenburg operation (R267 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Stillwater, amounting to US$450 million (R5,874 million), at the exchange rate on the acquisition effective date) allocated to the Stillwater CGU. During 2023, the entire goodwill amount allocated to the Stillwater CGU with a carrying value of R8,352 million was impaired (see note 10)
•DRDGOLD, amounting to R35 million allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised
•Sandouville, amounting to R23 million allocated to the Sandouville CGU. During 2023, the entire goodwill amount allocated to the Sandouville CGU was impaired (see note 10)
•Reldan, amounting to R283 million allocated to the Reldan CGU, where it is tested for impairment. During 2025, the PPA was revised which resulted in additional goodwill of R96 million, resulting in a total goodwill R379 million (see note 16.2). Additional goodwill of R9 million was recognised on the acquisition of Metallix (see note
16.1) which is reported with Reldan
2Included in the balance at 31 December 2025, is an intangible asset at the Pennsylvania recycling operation in respect of vendor relationships - manufacturers amounting to R902 million (2024: R1,146 million) with a remaining amortisation period of approximately eight years. Also included is an intangible asset at the North Carolina recycling operation in respect of vendor relationships amounting to R106 million with a remaining amortisation period of approximately eight years
The recoverable amount of goodwill was calculated based on the fair value less cost of disposal of the CGUs to which to goodwill was allocated.
Goodwill amounting to R1,188 million (US$63 million) is estimated to be deductible for tax purposes in respect of the Reldan acquisition (see note 16.2).
The Group’s estimates and assumptions used in the 31 December 2025 impairment testing include:

		Gold operations[1]			PGM operations			Europe (Sandouville nickel refinery)[2]	AUS operations*	Pennsylvania site recycling
		2025	2024	2023	2025	2024	2023	2023	2023	2025	2024
Average gold price[3,5]	R/kg	1,903,056	1,324,530	1,072,364
Average PGM (4E) basket price[4,5]	R/4Eoz				28,890	26,963	29,124
Average PGM (2E) basket price[5]	US$/2E oz				1,134	1,120	1,281
Average nickel price[5]	US$/lbs							8.9
Average cobalt price[5]	US$/lbs							15.8
Average zinc price[5]	A$/t								3,873
Average gold price[5]	US$/oz									3,562	2,329
Average silver price[5]	US$/oz									44	29
Nominal discount rate — South Africa[6,7]	%	11.7% - 13.5%	14.3% - 15.7%	13.7% - 15.8%	13.9% - 16.3%	21.3% - 21.5%	22.5% - 22.7%
Nominal discount rate — US7%					11.6	13.0	12.0			13.1	15.3
Nominal discount rate — Europe[7]	%							7.4
Nominal discount rate — Australia[7]	%								9.3
Inflation rate — South Africa[3,8]	%	3.5	5.0	6.0	3.5	5.0	6.0
Inflation rate — US8%					2.2	2.1	2.5			2.2	2.1
Inflation rate — Europe[8]	%							1.6
Inflation rate — Australia[8]	%								2.9
Life-of-mine[3,9]	years	1 - 11	4 - 10	4 - 11	1 - 66	13 - 45	14 - 47	23	4	N/A	N/A
*No impairment assessment performed at 31 December 2024 and 2025 as carrying values reduced to nil due to change in the rehabilitation provision
1Includes the operating gold mines Driefontein, Kloof and Beatrix
2The Keliber impairment assessment at 31 December 2025 applied an average lithium hydroxide price of US$17,475/t (2024: US$18,640/t, 2023: US$22,933/t), nominal discount rate of 10.1% (2024: 9.9%, 2023: 10.1%), inflation rate of 2% (2024: 2%, 2023: 2%) and a life-of-mine of 20 years (2024: 23 years, 2023:24 years)
3The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R1,670,512/kg (2024: R1,189,493/kg, 2023:
R1,012,625/kg), inflation rate of 3.5% (2024: 5.0%, 2023: 6.0%) and life-of-mine of 23 years (2024: 25 years, 2023: 25 years)
4No impairment assessment was performed for Mimosa at 31 December 2025. The average PGM basket price used on the Mimosa equity-accounted joint venture at 31
December 2024 was R25,433/4Eoz (2023: R26,632/4Eoz)
5The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
6Nominal discount rate for the Burnstone project is 15.2% (2024: 17.5%, 2023: 18.9%) and for the equity-accounted joint venture Mimosa at 31 December 2024 was 22.7%
(2023: 31.2%)
7The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
8The inflation rate is based on the expected forecast inflation rate in the geographical region which most affects the CGU's cash flows
9Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
The cash flows are based on the annual life-of-mine plans that takes into account the following:
•Proved and probable ore reserves of the CGU and conversion of resources where appropriate
•Revenue based on the consensus forecast commodity prices and operating costs
•Sustaining capital expenditure estimates over the life-of-mine plan
•Developmental capital expenditure, where applicable
Results of impairment assessments for the Group's CGUs and goodwill allocated to CGUs
Other than the impairment recognised in note 10, no further impairment was recognised at 31 December 2025 for the Group's CGUs, or any
CGUs with allocated goodwill.